Segment information (Tables)	12 Months Ended
Mar. 29, 2026
Disclosure of operating segments [abstract]
Schedule of Operating Segments
The following table presents key performance information of the Company’s reportable operating segments:

	Year ended
	March 29, 2026	March 30, 2025	March 31, 2024
	$	$	$
Revenue
DTC	1,157.4	998.9	950.7
Wholesale	291.2	260.8	312.3
Other	79.6	88.7	70.8
Total segment revenue	1,528.2	1,348.4	1,333.8

Operating income
DTC	451.2	408.2	387.1
Wholesale	83.2	87.3	114.0
Other	1.4	12.7	14.0
Total segment operating income	535.8	508.2	515.1
The following table reconciles the Company’s reportable total segment operating income to income before income taxes:

	Year ended
	March 29, 2026	March 30, 2025	March 31, 2024
	$	$	$
Total segment operating income	535.8	508.2	515.1
Corporate expenses	(447.0)	(344.1)	(390.6)
Total operating income	88.8	164.1	124.5
Net interest, finance and other costs	35.0	36.0	48.8
Income before income taxes	53.8	128.1	75.7
The following table summarizes depreciation and amortization in SG&A expenses of each reportable operating segment and depreciation and amortization included in corporate expenses:

	Year ended
	March 29, 2026	March 30, 2025	March 31, 2024
	$	$	$
Depreciation and amortization expense
DTC	108.5	100.6	96.5
Wholesale	3.9	3.6	3.9
Other	1.0	0.9	—
Total segment depreciation and amortization expense	113.4	105.1	100.4
Corporate expenses	15.0	16.6	15.8
Total depreciation and amortization expense	128.4	121.7	116.2

Schedule of Geographical Areas
The Company determines the geographic location of revenue based on the location of its customers.

	Year ended
	March 29, 2026	March 30, 2025	March 31, 2024
	$	$	$
Canada	261.4	240.6	246.3
United States	385.1	338.9	324.6
North America	646.5	579.5	570.9
Greater China[1]	498.3	426.5	422.2
Asia Pacific (excluding Greater China1)	130.0	111.3	84.7
Asia Pacific	628.3	537.8	506.9
EMEA[2]	253.4	231.1	256.0
Total revenue	1,528.2	1,348.4	1,333.8
[1]Greater China comprises Mainland China, Hong Kong, Macau, and Taiwan.
2EMEA comprises Europe, the Middle East, Africa, and Latin America.
The Company’s non-current, non-financial assets (comprising of property, plant and equipment, intangible assets and right-of-use assets) are geographically located as follows:

	Year ended
	March 29, 2026	March 30, 2025
	$	$
Canada	194.7	202.2
United States	160.0	118.7
North America	354.7	320.9
Greater China[1]	56.4	60.0
Asia Pacific (excluding Greater China1)	40.8	47.5
Asia Pacific	97.2	107.5
EMEA[2]	169.6	145.3
Non-current, non-financial assets	621.5	573.7
[1]Greater China comprises Mainland China, Hong Kong, Macau, and Taiwan.
2EMEA comprises Europe, the Middle East, Africa, and Latin America.